Leases - Summary of Future Minimum Lease Payments under Finance and Operating Lease Liabilities (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance Leases
2024	$ 5,122,000	$ 1,042,413
2025	5,122,000	1,042,413
2026	5,013,000	1,042,413
2027	4,384,000	932,797
2028		663,872
2029 and thereafter		541,624
Total minimum lease payments	31,834,000	5,265,532
Less amount representing interest	11,082,000	1,373,298
Present value of minimum lease payments	20,752,000	3,892,234
Less current portion	2,160,000	599,228	$ 335,527
Long-term portion	18,592,000	$ 3,292,000
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Financial Leases And Other Liabilities
Operating Leases
2024	22,365,000	$ 22,836,536
2025	20,694,000	19,644,557
2026	18,776,000	17,933,734
2027	14,072,000	16,016,344
2028		11,312,134
2029 and thereafter		26,863,248
Total minimum lease payments	134,207,000	114,606,553
Less amount representing interest	46,219,000	35,797,981
Present value of minimum lease payments	87,988,000	78,808,572
Current portion of long-term operating leases	12,311,000	13,650,119	6,445,915
Long-term portion	$ 75,677,000	65,158,453	$ 23,189,835
Previously Reported
Finance Leases
Long-term portion		$ 3,293,006